Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Current assets:
Cash and cash equivalents	$ 38,679,891	$ 1,879	$ 35,917,907	[1]
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments	117,703,202	5,718	50,096,051
Accounts receivable:
Subscribers, distributors, recoverable taxes, contract assets and other, net	202,846,597	9,855	207,977,954
Related parties	1,158,611	56	1,391,300
Derivative financial instruments	10,130,806	492	20,928,335
Inventories, net	24,185,310	1,175	30,377,439
Other current assets, net	9,452,252	459	8,993,907
Total current assets	404,156,669	19,634	355,682,893
Non-current assets:
Property, plant and equipment, net	731,196,679	35,523	722,929,631
Intangibles, net	143,225,764	6,958	133,456,967
Goodwill	136,578,194	6,635	143,052,859
Investments in associated companies	3,052,481	148	1,829,760
Deferred income taxes	127,287,934	6,184	115,370,240
Accounts receivable, subscriber, distributors and contract assets, net	6,928,888	337	7,792,863
Other assets, net	39,956,090	1,941	38,415,826
Debt instruments at fair value through other comprehensive income (OCI)	6,894,757	335	4,540,344
Right-of-use assets	90,372,393	4,391	101,976,844
Total assets	1,689,649,849	82,086	1,625,048,227
Current liabilities:
Short-term debt and current portion of long-term debt	145,222,672	7,055	148,083,184
Short-term liability related to right-of-use of assets	27,632,357	1,342	25,067,905
Accounts payable	206,487,681	10,032	186,995,472
Accrued liabilities	54,391,464	2,642	50,291,851
Income tax	33,247,318	1,615	14,644,979
Other taxes payable	26,278,007	1,277	27,969,739
Derivative financial instruments	10,034,508	488	14,230,249
Related parties	4,216,882	205	3,999,916
Deferred revenues	26,501,877	1,288	36,027,383
Total current liabilities	534,012,766	25,944	507,310,678
Non-current-liabilities:
Long-term debt	418,807,430	20,347	480,299,772
Long-term liability related to right-of-use of assets	71,021,868	3,450	84,259,336
Deferred income taxes	49,465,095	2,403	49,067,163
Deferred revenues	2,698,276	131	2,875,467
Asset retirement obligations	16,752,223	814	17,887,991
Employee benefits	142,850,465	6,940	168,230,202
Total non-current liabilities	701,595,357	34,085	802,619,931
Total liabilities	1,235,608,123	60,029	1,309,930,609
Equity:
Capital stock	96,333,432	4,680	96,341,695
Retained earnings:
Prior years	255,267,259	12,402	267,865,420
Profit for the year	192,423,167	9,348	46,852,605
Total retained earnings	447,690,426	21,750	314,718,025
Other comprehensive loss items	(154,388,931)	(7,502)	(160,580,917)
Equity attributable to equity holders of the parent	389,634,927	18,928	250,478,803
Non-controlling interests	64,406,799	3,129	64,638,815
Total equity	454,041,726	22,057	315,117,618
Total liabilities and equity	$ 1,689,649,849	$ 82,086	$ 1,625,048,227

[1]	Restated for discontinued operations.